Group entities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Esensa
Entity Listings [Line Items]
Percentage of consolidated ownership	100.00%
MRO
Entity Listings [Line Items]
Percentage of ownership interest sold	50.00%